5. FINANCIAL INVESTMENTS (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
DisclosureOfFinancialInvestmentsLineItems [Line Items]
Current		R$ 3,783,362	R$ 2,633,173
NonCurrent		123,409	95,719
Investments [member]
DisclosureOfFinancialInvestmentsLineItems [Line Items]
Current	[1]	478,253	518,553
Usiminas shares [member]
DisclosureOfFinancialInvestmentsLineItems [Line Items]
Current	[2]	3,305,109	2,114,620
Bonds [member]
DisclosureOfFinancialInvestmentsLineItems [Line Items]
Current	[3]
NonCurrent	[3]	R$ 123,409	R$ 95,719

[1]	These are restricted financial investments and linked to a Bank Deposit Certificate (CDB) to guarantee a letter of guarantee from financial institutions and financial investments in Public Securities (LFT - Letras Financeiras do Tesouro) managed by their exclusive funds.
[2]	Part of the shares guarantees a portion of the Company's debt.
[3]	Bonds with Fibra bank due in February 2028 (see note 22).